CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) ¥ in Thousands	12 Months Ended
Dec. 31, 2022 CNY (¥)
Statement of Comprehensive Income [Abstract]
Foreign currency translation adjustment, tax	¥ 0